Provisions - Disclosure of Changes in Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions for disputes
Other Provisions [Roll Forward]
Other provisions at beginning of period	€ 341	€ 506
Increases	29	200
Decreases	280	372
Currency translation	0	7
Other provisions at end of period	90	341
Provisions for charges
Other Provisions [Roll Forward]
Other provisions at beginning of period	96	253
Increases	21	7
Decreases	90	164
Currency translation	0	0
Other provisions at end of period	28	96
Total Current provisions
Other Provisions [Roll Forward]
Other provisions at beginning of period	438	760
Increases	50	207
Decreases	370	535
Currency translation	0	7
Other provisions at end of period	€ 118	€ 438